Debt (Schedule of Repurchases and Payments on Debt) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Payments and repurchases on long term debt	$ 147,217
Mandatory Prepayment [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	51,295
Open Market Purchases [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	95,922
OBS Term Loan [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	78,295
OBS Term Loan [Member] | Mandatory Prepayment [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	51,295
OBS Term Loan [Member] | Open Market Purchases [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	27,000
OIN Term Loan [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	68,922
OIN Term Loan [Member] | Open Market Purchases [Member]
Debt Instrument [Line Items]
Payments and repurchases on long term debt	$ 68,922